Contingent Value Rights	12 Months Ended
Jun. 30, 2026
Contingent Value Rights [Abstract]
Contingent Value Rights
NOTE 7. CONTINGENT VALUE RIGHTS
Pursuant to the BCA, at the Closing, the Company entered into a Contingent Value Rights Agreement (the “CVR Agreement”) with Continental Stock Transfer & Trust Company, as rights agent (“Rights Agent”), pursuant to which holders of shares of Sonnet common stock, excluding the shares of Sonnet common stock issued pursuant to the Closing PIPE, and in-the-money warrants, in each case, as of immediately prior to the Effective Time, received one CVR for each then-outstanding share of Sonnet Common Stock held by such stockholder (or, in the case of the Sonnet in-the-money warrants, each share of Sonnet common stock for which such in-the-money warrants was exercisable into as of such date). The CVR Payment (as defined in the CVR Agreement) will be payable upon the receipt of cash proceeds from a sale, license, transfer, disposition, divestiture or other monetization transaction (i.e., a royalty transaction) (or a series of transactions) and/or winding down of, or other disposition(s) of any the Company Legacy Assets (as defined in the CVR Agreement) (a “Company Legacy Transaction”) during the period beginning on the Closing Date and ending on the third anniversary of the Closing Date (the “CVR Term”). The shares of Common Stock issuable in connection with the CVR Payment (the “CVR Shares”) are subject to certain deductions pursuant to the terms of the CVR Agreement.

The Company concluded that the CVR Shares are liability classified as the criterion within ASC 815 are not met. As of the Closing, the Company concluded that the estimated fair value related to the CVR Shares is nominal as the probability of the occurrence of a Company Legacy Transaction is remote. During the CVR Term, the Company will monitor this outstanding liability and adjust the amount recorded to fair value when there is a change in the fair value. There was no change in fair value for the year ended June 30, 2026.